Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Key Weighted-Average Assumptions	12 Months Ended
Jun. 30, 2024 USD ($)
Minimum [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Key Weighted-Average Assumptions [Line Items]
Risk-free interest rate	4.39%
Expected life of option grants	3 years
Expected volatility of underlying stock	41.00%
Dividends assumption (in Dollars)
Maximum [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Key Weighted-Average Assumptions [Line Items]
Risk-free interest rate	4.40%
Expected life of option grants	3 years
Expected volatility of underlying stock	67.00%
Dividends assumption (in Dollars)